Restricted Net Assets	12 Months Ended
Dec. 31, 2013
Restricted Net Assets
24.	RESTRICTED NET ASSETS

Under PRC laws and regulations, there are certain restrictions on the Company’s PRC subsidiary and VIEs with respect to transferring certain of their net assets either in the form of dividends, loans, or advances. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC subsidiary, VIEs and their wholly owned subsidiaries, totaling approximately US$79,677 and US$77,913 as of December 31, 2012 and 2013, respectively. Therefore, the Financial Statement Schedule I - Condensed financial information of the Company is included with the consolidated financial statements.